Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

Note 1—Organization and Nature of Business

On October 2, 2019, Forma Therapeutics Holdings, LLC, a Delaware limited liability company formed in December 2011, was reorganized into Forma Therapeutics Holdings, Inc. (the “Reorganization”). As part of the Reorganization, each share of Series A convertible preferred shares (“Series A Preferred Shares”), Series B redeemable convertible preferred shares (“Series B Preferred Shares”), Series C1 redeemable convertible preferred shares (“Series C1 Preferred Shares”) and Common 1 shares of Forma Therapeutics Holdings, LLC issued and outstanding immediately prior to the Reorganization was exchanged for shares of Series A convertible preferred stock (“Series A Preferred Stock”), Series B-1 convertible preferred stock (“Series B-1 Preferred Stock”) or Series B-2 convertible preferred stock (“Series B-2 Preferred Stock”), Series C convertible preferred stock (“Series C Preferred Stock”) and common stock, respectively, of Forma Therapeutics Holdings, Inc. on a one-for-one basis, with the significant rights and preferences of the securities held before and after the Reorganization being substantially the same. Previously outstanding vested and unvested enterprise incentive shares of Forma Therapeutics Holdings, LLC were exchanged for an equal number of vested and unvested shares of enterprise junior stock, respectively. The unvested enterprise junior stock was issued with the same vesting terms as the unvested enterprise incentive shares held immediately prior to the Reorganization. Outstanding warrants to purchase shares of Series B Preferred Shares and Common 1 shares of Forma Therapeutics Holdings, LLC were exchanged on a one-for-one basis for warrants to purchase Series B-3 convertible preferred stock (“Series B-3 Preferred Stock”) and common stock, respectively, with the same exercise price and substantially the same terms of the outstanding warrants held immediately before the Reorganization.

Upon consummation of the Reorganization, the historical consolidated financial statements of Forma Therapeutics Holdings, LLC became the historical consolidated financial statements of Forma Therapeutics Holdings, Inc. For purposes of these condensed consolidated financial statements, “the Company” refers to Forma Therapeutics Holdings, LLC prior to the Reorganization and Forma Therapeutics Holdings, Inc. after the Reorganization.

On June 23, 2020, the Company completed an initial public offering (“IPO”) in which the Company issued and sold 15,964,704 shares of its common stock at a public offering price of $20.00 per share, including 2,082,352 shares of common stock sold pursuant to the underwriters’ exercise of their option to purchase additional shares of common stock, for aggregate gross proceeds of $319.3 million. The Company raised approximately $293.3 million in net proceeds after deducting underwriting discounts and commissions and offering expenses payable by the Company. Upon the closing of the IPO, all of the outstanding shares of Series A Preferred Stock, Series B-1 Preferred Stock, Series B-2 Preferred Stock, Series C Preferred Stock, and Series D redeemable convertible preferred stock (“Series D Preferred Stock”) automatically converted into 20,349,223 shares of common stock; all issued shares of enterprise junior stock automatically converted into 2,124,845 and 103,007 shares of common stock and restricted common stock, respectively; and warrants to purchase an aggregate of 299,999 shares of Series B-3 Preferred Stock with an exercise price of $1.20 per share automatically converted into warrants to purchase an aggregate of 70,133 shares of common stock with an exercise price of $5.13 per share. Subsequent to the closing of the IPO, there were no shares of preferred stock or enterprise junior stock outstanding. In connection with the closing of the IPO, the Company filed a second amended and restated certificate of incorporation (“Second Amended Certificate of Incorporation”) to change the authorized capital stock to 160,000,000 shares of which 147,494,175 are designated as voting common stock, 2,505,825 are designated as non-voting common stock and 10,000,000 are designated as undesignated preferred stock, all with a par value of $0.001 per share.

Liquidity

The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of novel therapeutics to transform the lives of patients with rare hematologic diseases and cancers. The Company is building a pipeline of therapeutics with a focus on these areas and has devoted substantially all of its resources to the research and development of its drug development efforts, comprised of research and development, manufacturing, conducting clinical trials, protecting its intellectual property and general and administrative functions relating to these operations. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain sustained profitable operations through commercialization of products.

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, the need for additional capital, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval and reimbursement for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, reliance on third-party manufacturers and the ability to transition from pilot-scale production to large-scale manufacturing of products.

The Company has determined that its cash, cash equivalents and marketable securities of $384.3 million as of September 30, 2020 will be sufficient to fund its operations for at least one year from the date these condensed consolidated financial statements are issued. To date, the Company has primarily financed its operations through license and collaboration agreements, the sale of preferred shares and preferred stock to outside investors and the completion of the IPO. The Company has experienced significant negative cash flows from operations during the nine months ended September 30, 2020. The Company does not expect to experience any significant positive cash flows from its existing collaboration agreements and does not expect to have any product revenue in the near term. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as it continues to invest significantly in research and development of its programs. Management’s belief with respect to its ability to fund operations is based on estimates that are subject to risks and uncertainties. If actual results are different from management’s estimates, the Company may need to seek additional funding sooner than would otherwise be expected. There can be no assurance that the Company will be able to obtain additional funding on acceptable terms, if at all.

Note 1—Organization and Nature of Business

On October 2, 2019, Forma Therapeutics Holdings, LLC, a Delaware limited liability company formed in December 2011, was reorganized into Forma Therapeutics Holdings, Inc. (the “Reorganization”). As part of the Reorganization, each issued and outstanding redeemable convertible and convertible preferred and Common 1 shares of Forma Therapeutics Holdings, LLC outstanding immediately prior to the Reorganization was exchanged for shares of capital stock of the same class and/or series of Forma Therapeutics Holdings, Inc. on a one-for-one basis, with the significant rights and preferences of the securities held before and after the Reorganization being substantially the same. Previously outstanding vested and unvested enterprise incentive shares were exchanged for an equal number of vested and unvested shares of enterprise junior stock, respectively. The unvested enterprise junior stock was issued with the same vesting terms as the unvested enterprise incentive shares held immediately prior to the Reorganization. Outstanding warrants were exchanged on a one-for-one basis with the same exercise price and substantially the same terms of the outstanding warrants held immediately before the Reorganization. Refer to Note 11 for further details regarding the Reorganization.

Upon consummation of the Reorganization, the historical consolidated financial statements of Forma Therapeutics Holdings, LLC became the historical consolidated financial statements of Forma Therapeutics Holdings, Inc., the entity whose shares are being offered in this offering. For purposes of these consolidated financial statements, “the Company” refers to Forma Therapeutics Holdings, LLC prior to the Reorganization and Forma Therapeutics Holdings, Inc. after the Reorganization.

Liquidity and Going Concern

The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of novel therapeutics to transform the lives of patients with rare hematologic diseases and cancers. The Company is building a pipeline of therapeutics with a focus on these areas and has devoted substantially all of its resources to the research and development of its drug development efforts, comprised of research and development, manufacturing, conducting clinical trials, protecting its intellectual property and general and administrative functions relating to these operations. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain sustained profitable operations through commercialization of products.

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, the need for additional capital, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval and reimbursement for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, reliance on third-party manufacturers and the ability to transition from pilot-scale production to large-scale manufacturing of products.

As of December 31, 2019, the Company had $173.2 million of cash and cash equivalents. To date, the Company has primarily financed its operations through license and collaboration agreements and the sale of preferred shares and preferred stock to outside investors. The Company has experienced significant negative cash flows from operations during fiscal 2018 and 2019. The Company does not expect to experience any significant cash flows from its existing collaboration agreements and does not expect to have any product revenue in the near term. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future. As a result, there is a significant degree of uncertainty as to how long its existing cash and cash equivalents will be sufficient to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date its 2019 consolidated financial statements are issued.

The Company is seeking to complete an initial public offering (“IPO”) of its common stock to provide additional funding for its operations. In the event an IPO is not consummated, the Company may be required to obtain additional funding whether through future collaboration agreements, private or public offerings, debt or a combination thereof and such additional funding may not be available on terms the Company finds acceptable or favorable. There is inherent uncertainty associated with these fundraising activities and they are not considered probable. If the Company is unable to obtain sufficient capital to continue to advance its programs, the Company would be forced to delay, reduce or eliminate its research and development programs and any future commercialization efforts. Accordingly, substantial doubt is deemed to exist about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.